UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.1%
	AUSTRALIA – 4.7%
172,000	Newcrest Mining Ltd.	$2,808,403

	BRAZIL – 8.6%
310,000	Ambev S.A. - ADR	1,670,900
623,856	Cia Energetica de Minas Gerais - ADR	1,771,751
119,200	Telefonica Brasil S.A. - ADR	1,761,776
		5,204,427
	CANADA – 16.5%
179,200	Barrick Gold Corp.	3,304,448
114,500	Goldcorp, Inc.	1,851,465
125,000	Potash Corp. of Saskatchewan, Inc.	2,325,000
750,708	Yamana Gold, Inc.	2,484,844
		9,965,757
	CHILE – 0.5%
533,884	Aguas Andinas S.A. - A Shares	289,696

	DENMARK – 4.7%
79,300	Novo Nordisk A/S - ADR	2,868,281

	FRANCE – 2.0%
19,380	Danone S.A.	1,213,133

	GERMANY – 3.6%
19,500	Bayer A.G.	2,153,336

	HONG KONG – 3.4%
183,500	China Mobile Ltd.	2,064,857

	NETHERLANDS – 2.9%
65,332	Royal Dutch Shell PLC - A Shares	1,765,882

	NEW ZEALAND – 4.6%
304,920	SKY Network Television Ltd.	1,038,026
670,410	Spark New Zealand Ltd.	1,726,441
		2,764,467
	NORWAY – 2.9%
94,870	Statoil ASA	1,764,413

	SINGAPORE – 2.8%
620,700	Singapore Telecommunications Ltd.	1,704,349

	SOUTH KOREA – 4.3%
1,530	Samsung Electronics Co., Ltd.	2,597,616

	SWITZERLAND – 7.4%
22,000	Nestle S.A.	1,607,316
28,150	Novartis A.G. - ADR	2,080,848
25,500	Roche Holding A.G. - ADR	763,980
		4,452,144

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY – 3.0%
243,054	Turkcell Iletisim Hizmetleri AS - ADR*	$1,810,752

	UNITED KINGDOM – 11.9%
15,307	British American Tobacco PLC - ADR	1,885,823
45,900	GlaxoSmithKline PLC - ADR	1,804,329
51,703	Unilever N.V.	2,101,727
568,470	Vodafone Group PLC	1,389,887
		7,181,766
	UNITED STATES – 6.3%
66,500	Newmont Mining Corp.	2,412,620
14,395	Philip Morris International, Inc.	1,383,791
		3,796,411
	TOTAL COMMON STOCKS(Cost $56,926,271)	54,405,690

Principal Amount

	SHORT-TERM INVESTMENTS – 9.8%
$5,941,418	UMB Money Market Fiduciary, 0.010%[1]	5,941,418

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,941,418)	5,941,418

	TOTAL INVESTMENTS – 99.9% (Cost $62,867,689)	60,347,108
	Other Assets in Excess of Liabilities – 0.1%	48,059

	TOTAL NET ASSETS – 100.0%	$60,395,167

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 0.0%
	UNITED STATES – 0.0%
9,835	Hycroft Mining Corp.*,5,6	$—

	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount

	FIXED INCOME SECURITIES – 91.0%
	AUSTRALIA – 11.0%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	865,002
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	793,493
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[1]	993,846
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	875,929
1,500,000	5.750%, 7/22/2024	1,359,503
		4,887,773
	BRAZIL – 0.8%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2022	345,911

	CANADA – 9.7%
	Canadian Government Bond
2,000,000	2.500%, 6/1/2024	1,639,268
1,000,000	1.500%, 6/1/2026	751,364
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	366,291
750,000	Province of Ontario Canada 1.900%, 9/8/2017	580,571
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[1,2]	979,790
		4,317,284
	CAYMAN ISLANDS – 3.6%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,586,906

	CHILE – 2.7%
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,218,787

	COLOMBIA – 1.1%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	486,402

	GERMANY – 6.3%
	KFW

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	GERMANY (Continued)
$14,500,000	5.000%, 5/22/2019	$1,909,570
7,000,000	3.500%, 1/22/2021	900,087
		2,809,657
	MALAYSIA – 5.2%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,307,224

	MEXICO – 4.5%
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,003,938

	NEW ZEALAND – 9.4%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,535,560
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,745,873
1,000,000	3.500%, 4/14/2033	716,329
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	179,526
		4,177,288
	NORWAY – 3.0%
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	730,954
5,000,000	Marine Harvest A.S.A. 4.640%, 3/12/2018[2,3]	619,536
		1,350,490
	PERU – 4.9%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,175,099

	POLAND – 3.5%
3,000,000	Poland Government Bond 1.810%, 1/25/2018[3]	751,367
3,300,000	Republic of Poland Government Bond 1.750%, 7/25/2021	785,055
		1,536,422
	SINGAPORE – 4.8%
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[2,3]	1,422,878
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,3]	719,209
		2,142,087

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	SOUTH KOREA – 2.9%
$1,750,000	Korea Development Bank 5.250%, 4/3/2018	$1,309,125

	SWEDEN – 1.8%
4,000,000	Magnolia Bostad A.B. 6.250%, 4/28/2020[2,3]	474,443
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	347,669
		822,112
	SWITZERLAND – 4.8%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,122,070

	UNITED KINGDOM – 8.4%
28,000,000,000	European Bank for Reconstruction & Development 7.375%, 4/15/2019	2,094,792
500,000	GlaxoSmithKline Capital PLC 4.250%, 12/18/2045	794,580
500,000	United Kingdom Gilt 4.250%, 6/7/2032	836,080
		3,725,452
	UNITED STATES – 2.6%
1,000,000	Newmont Mining Corp. 6.250%, 10/1/2039	1,161,242

	TOTAL FIXED INCOME SECURITIES (Cost $49,073,373)	40,485,269

	SHORT-TERM INVESTMENTS – 5.5%
2,442,500	UMB Money Market Fiduciary, 0.010%[4]	2,442,500

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,442,500)	2,442,500

	TOTAL INVESTMENTS – 96.5% (Cost $53,101,103)	42,927,769
	Other Assets in Excess of Liabilities – 3.5%	1,562,397

	TOTAL NET ASSETS – 100.0%	$44,490,166

PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,973,636.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

[2]	Callable.
[3]	Variable, floating or step rate security.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Illiquid Security. The total illiquid securities represent 0% of Net Assets.
[6]	Fair value under procedures established by the Board of Trustees, represents 0% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.9%
	AUSTRALIA – 3.2%
507,000	Telstra Corp. Ltd.	$1,922,493

	BRAZIL – 10.2%
325,151	Ambev S.A. - ADR	1,752,564
818,400	Cia Energetica de Minas Gerais - ADR	2,324,256
142,200	Telefonica Brasil S.A. - ADR	2,101,716
		6,178,536
	CANADA – 4.7%
43,650	BCE, Inc.	1,967,655
91,047	Freehold Royalties Ltd.	903,963
		2,871,618
	CHILE – 0.4%
443,064	Aguas Andinas S.A. - A Shares	240,416

	FRANCE – 9.0%
22,700	Danone S.A.	1,420,955
165,200	Engie S.A.	1,973,163
41,780	TOTAL S.A. - ADR	2,112,397
		5,506,515
	GERMANY – 3.7%
20,200	Bayer A.G.	2,230,635

	HONG KONG – 3.5%
187,000	China Mobile Ltd.	2,104,241

	NETHERLANDS – 3.0%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,853,611

	NEW ZEALAND – 8.7%
1,849,000	Kiwi Property Group Ltd.	1,960,238
424,922	SKY Network Television Ltd.	1,446,543
728,000	Spark New Zealand Ltd.	1,874,747
		5,281,528
	NORWAY – 6.5%
104,100	Statoil A.S.A. - ADR	1,943,547
126,900	Telenor A.S.A.	2,009,328
		3,952,875
	SINGAPORE – 6.4%
696,000	Singapore Telecommunications Ltd.	1,911,111
3,612,961	Starhill Global REIT - REIT	1,961,058
		3,872,169
	SWEDEN – 2.5%
180,000	Betsson A.B.	1,549,542

	SWITZERLAND – 5.9%
24,296	Novartis A.G. - ADR	1,795,960

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
59,481	Roche Holding A.G. - ADR	$1,782,051
		3,578,011
	TURKEY – 3.0%
249,058	Turkcell Iletisim Hizmetleri AS - ADR*	1,855,482

	UNITED KINGDOM – 11.5%
17,300	British American Tobacco PLC - ADR	2,131,360
41,200	GlaxoSmithKline PLC - ADR	1,619,572
44,450	Unilever N.V.	1,806,893
584,109	Vodafone Group PLC	1,428,124
		6,985,949
	UNITED STATES – 5.7%
51,950	Newmont Mining Corp.	1,884,746
16,500	Philip Morris International, Inc.	1,586,145
		3,470,891
	TOTAL COMMON STOCKS (Cost $59,326,477)	53,454,512

Principal Amount

	SHORT-TERM INVESTMENTS – 11.9%
$7,233,782	UMB Money Market Fiduciary, 0.010%[1]	7,233,782

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,233,782)	7,233,782

	TOTAL INVESTMENTS – 99.8% (Cost $66,560,259)	60,688,294
	Other Assets in Excess of Liabilities – 0.2%	136,829

	TOTAL NET ASSETS – 100.0%	$60,825,123

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	CHILE – 1.2%
215,000	Forus S.A.	$686,197

	CHINA – 8.8%
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
380,000	Haitian International Holdings Ltd.	773,008
1,000,000	Nexteer Automotive Group Ltd.	1,242,135
550,000	Techtronic Industries Co., Ltd.	1,902,235
600,000	Vitasoy International Holdings Ltd.	1,164,745
		5,082,123
	INDIA – 32.5%
66,000	Amara Raja Batteries Ltd.	873,946
180,000	Bajaj Corp. Ltd.	991,297
333,437	CCL Products India Ltd.	1,483,175
449,000	City Union Bank Ltd.	993,435
75,000	Credit Analysis & Research Ltd.	1,540,909
60,000	Divi's Laboratories Ltd.	620,070
165,000	Essel Propack Ltd.	585,927
310,000	Jyothy Laboratories Ltd.	1,597,579
186,000	LIC Housing Finance Ltd.	1,518,733
130,000	Natco Pharma Ltd.	1,326,062
65,700	PI Industries Ltd.	843,795
129,400	SH Kelkar & Co., Ltd.[1]	611,406
600,000	Sterlite Technologies Ltd.	1,104,704
50,000	Strides Shasun Ltd.	808,687
187,848	Syngene International Ltd.[1]	1,512,252
335,500	Triveni Turbine Ltd.	595,340
358,200	Vakrangee Ltd.	1,613,471
13,942	Zydus Wellness Ltd.	178,531
		18,799,319
	INDONESIA – 0.8%
8,000,000	Ace Hardware Indonesia Tbk P.T.	446,153

	LUXEMBOURG – 1.5%
450,000	L'Occitane International S.A.	888,528

	MALAYSIA – 1.4%
879,400	Globetronics Technology BHD	824,089

	MEXICO – 11.0%
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,249,538
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	606,319
93,700	Gruma S.A.B. de C.V. - Class B	1,260,671
245,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,045,393
200,478	Industrias Bachoco S.A.B. de C.V.	778,512
961,000	Qualitas Controladora S.A.B. de C.V.	1,441,028
		6,381,461

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES – 10.9%
7,300,000	D&L Industries, Inc.	$1,804,618
40,000	GT Capital Holdings, Inc.	1,048,879
1,200,000	Puregold Price Club, Inc.	1,041,696
600,000	Robinsons Retail Holdings, Inc.	952,744
150,000	Security Bank Corp.	643,051
260,000	Universal Robina Corp.	851,971
		6,342,959
	ROMANIA – 2.0%
2,048,310	Banca Transilvania S.A.	1,161,680

	SOUTH AFRICA – 1.7%
90,000	Famous Brands Ltd.	972,801

	SOUTH KOREA – 8.7%
8,200	Hanssem Co., Ltd.*	1,472,938
11,000	Loen Entertainment, Inc.*	735,650
1,277	NUTRIBIOTECH Co., Ltd.*	61,343
26,000	Value Added Technologies Co., Ltd.*	755,536
34,000	Vieworks Co., Ltd.*	2,010,461
		5,035,928
	TAIWAN – 7.7%
87,979	Cub Elecparts, Inc.	693,889
168,000	Gourmet Master Co., Ltd.	1,470,252
258,000	Hota Industrial Manufacturing Co., Ltd.	1,069,820
41,410	Poya International Co., Ltd.	505,306
52,500	Voltronic Power Technology Corp.	710,976
		4,450,243
	THAILAND – 4.9%
1,800,000	Forth Smart Service PCL	956,254
2,500,000	Taokaenoi Food & Marketing PCL	1,898,658
		2,854,912
	VIETNAM – 2.7%
220,987	Mobile World Investment Corp.	1,564,795

	TOTAL COMMON STOCKS (Cost $45,460,641)	55,491,188

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
19,932	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	2,092

	TOTAL WARRANTS (Cost $0)	2,092

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 3.6%
$2,087,487	UMB Money Market Fiduciary, 0.010%[2]	$2,087,487

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,087,487)	2,087,487

	TOTAL INVESTMENTS – 99.4% (Cost $47,548,128)	57,580,767
	Other Assets in Excess of Liabilities – 0.6%	330,158

	TOTAL NET ASSETS – 100.0%	$57,910,925

PCL – Public Company Limited

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,123,658.

[2]	The rate is the annualized seven-day yield at period end.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	GOLD MINING – 34.5%
90,120	Agnico Eagle Mines Ltd.	$4,298,724
10,000	B2Gold Corp.*1	30,354
1,193,600	B2Gold Corp.*	3,652,416
110,000	Dundee Precious Metals, Inc.*1	248,521
184,000	Eldorado Gold Corp.*	649,520
750,000	Gold Fields Ltd. - ADR	2,632,500
254,980	Goldcorp, Inc.	4,123,027
190,000	Guyana Goldfields, Inc.*1	943,211
405,000	Mandalay Resources Corp.[1]	273,880
1,237,990	New Gold, Inc.*	3,305,433
100,000	OceanaGold Corp.[1]	347,345
44,000	Randgold Resources Ltd. - ADR	3,737,360
168,095	Richmont Mines, Inc.*	1,378,379
9,000	Torex Gold Resources, Inc.*1	190,886
		25,811,556
	ROYALTY COMPANIES – 22.7%
2,096,213	Eurasian Minerals, Inc.*	2,347,759
80,096	Franco-Nevada Corp.[1]	5,209,444
3,333,333	Metalla Royalty & Streaming Ltd.*1, 2, 5	1,280,770
45,000	Osisko Gold Royalties Ltd.	495,000
323,120	Osisko Gold Royalties Ltd.[1]	3,545,803
56,200	Royal Gold, Inc.	4,055,954
		16,934,730
	PRECIOUS METALS DEVELOPMENTAL – 5.0%
2,125,470	Almaden Minerals Ltd. - Class B*	2,167,979
430,000	Almaden Minerals Ltd. - Class B*1	446,092
550,000	GoGold Resources, Inc.*1	300,085
65,431	Pretium Resources, Inc.*	706,655
1,413,000	Sunridge Gold Corp.*1, 3	26,060
1,010,000	West Kirkland Mining, Inc.*1	69,853
		3,716,724
	PRECIOUS METALS EXPLORATION – 26.2%
1,264,282	Almadex Minerals Ltd.*1	1,447,614
99,000	Almadex Minerals Ltd.*1, 2	113,356
157,500	Azimut Exploration, Inc.*1	43,572
200,000	Azimut Exploration, Inc.*1, 2	55,329
1,154,057	Callinex Mines, Inc.*1	319,266
1,500,000	Callinex Mines, Inc.*1, 2	414,970
201,479	Callinex Mines, Inc.*1, 2	55,738
2,193,000	Evrim Resources Corp.*1, 5	505,571
750,000	Evrim Resources Corp.*1, 2, 5	172,904
1,200,000	Irving Resources, Inc.*1, 2	829,939

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
2,638,000	Kilo Goldmines Ltd.*1, 2	$192,584
130,000	Mariana Resources Ltd.*1	133,866
2,256,666	Medgold Resources Corp.*1, 5	346,833
3,440,000	Medgold Resources Corp.*1, 2, 5	528,702
1,000,000	Medgold Resources Corp.*1, 2, 5	153,692
1,535,100	Midland Exploration, Inc.*1, 5	1,132,480
2,400,000	Midland Exploration, Inc.*1, 2, 5	1,770,537
609,000	Midland Exploration, Inc.*1, 2, 5	449,274
1,080,000	Millrock Resources, Inc.*1, 2	385,922
2,766,000	Miranda Gold Corp.*1, 5	201,929
4,970,000	Miranda Gold Corp.*1, 2, 5	362,830
1,475,285	Mirasol Resources Ltd.*1	2,233,391
1,000,000	Mundoro Capital, Inc.*1	119,112
825,000	Novo Resources Corp.*1, 2	583,263
417,000	Osisko Mining, Inc.*1, 2	1,079,912
2,771,000	Radius Gold, Inc.*1	287,470
3,763,400	Revelo Resources Corp.*1	173,522
2,050,000	Revelo Resources Corp.*1, 2	94,521
873,500	Riverside Resources, Inc.*1	328,913
5,350,000	Skeena Resources Ltd.*1	390,571
19,683,333	Skeena Resources Ltd.*1, 2	1,436,960
1,000,000	Thunderstruck Resources Ltd.*1, 2	96,058
480,000	Tri Origin Exploration Ltd.*1, 5	22,132
8,590,000	Tri Origin Exploration Ltd.*1, 2, 5	396,065
2,736,365	Vista Gold Corp.*	2,736,365
		19,595,163
	SILVER: EXPLORATION AND MINING – 4.0%
118,266	Fortuna Silver Mines, Inc.*	737,980
1,250,000	Golden Arrow Resources Corp.*1	720,434
650,000	Golden Arrow Resources Corp.*1, 2	374,625
36,500	Pan American Silver Corp.	712,845
20,000	Silver Wheaton Corp.	442,600
		2,988,484
	DIVERSIFIED EXPLORATION AND MINING – 3.4%
66,010	Altius Minerals Corp.[1]	604,149
261,000	Lara Exploration Ltd.*1	232,660
354,600	Lara Exploration Ltd.*1, 2	316,096
387,000	Nevsun Resources Ltd.[1]	1,219,319
99,119	Platinum Group Metals Ltd.*	168,502
		2,540,726
	TOTAL COMMON STOCKS (Cost $60,107,424)	71,587,383

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	WARRANTS – 1.3%
	ROYALTY COMPANIES – 0.1%
1,666,667	Metalla Royalty & Streaming Ltd., Expiration Date: November 15, 2018*1, 2, 3	$32,019

	DIVERSIFIED EXPLORATION AND MINING – 0.0%
177,300	Lara Exploration Ltd., Expiration Date: August 18, 2018*1, 2, 3	—

	SILVER: EXPLORATION AND MINING – 0.0%
325,000	Golden Arrow Resources Corp., Expiration Date: January 28, 2019*1, 2, 3	—

	PRECIOUS METALS DEVELOPMENTAL – 0.0%
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2	19,403
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	6,340
		25,743
	PRECIOUS METALS EXPLORATION – 1.2%
100,000	Azimut Exploration, Inc., Expiration Date: July 22, 2018*1, 2, 3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1, 2, 3	—
60,000	Dalradian Resources, Inc., Expiration Date: July 31, 2017*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	25,936
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
600,000	Irving Resources, Inc., Expiration Date: November 10, 2019*1, 2, 3	145,239
2,638,000	Kilo Goldmines Ltd., Expiration Date: August 25, 2018*1, 2, 3	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 2, 3	—
2,900,000	Medgold Resources Corp., Expiration Date: October 12, 2017*1, 2, 3	105,856
2,400,000	Midland Exploration, Inc., Expiration Date: May 3, 2018*1, 2, 3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1, 2, 3	10,374
4,970,000	Miranda Gold Corp., Expiration Date: June 23, 2021*1, 2, 3	—
60,000	Mirasol Resources Ltd., Expiration Date: March 23, 2017*1, 2, 3	—
825,000	Novo Resources Corp., Expiration Date: August 12, 2018*1, 2, 3	—
417,000	Osisko Mining, Inc., Expiration Date: February 3, 2019*1, 2, 3	621,671
1,025,000	Revelo Resources Corp., Expiration Date: July 18, 2018*1, 2, 3	—
3,125,000	Skeena Resources, Inc., Expiration Date: July 8, 2019*1, 2, 3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1, 2, 3	—
1,795,000	Tri Origin Exploration Ltd., Expiration Date: April 20, 2018*1, 2, 3	—
5,000,000	Tri Origin Exploration Ltd., Expiration Date: October 7, 2017*1, 2, 3	—
		909,076
	TOTAL WARRANTS (Cost $10,153)	966,838

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Goldcorp, Inc.
50	Exercise Price: $17, Expiration Date: January 19, 2018*	11,250

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Yamana Gold, Inc.
200	Exercise Price: $5, Expiration Date: January 19, 2018*	$7,600

	TOTAL CALL OPTIONS (Cost $25,220)	18,850

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $25,220)	18,850

Principal Amount

	SHORT-TERM INVESTMENTS – 5.9%
$4,414,753	UMB Money Market Fiduciary, 0.010%[4]	4,414,753

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,414,753)	4,414,753

	TOTAL INVESTMENTS – 103.0% (Cost $64,557,550)	76,987,824
	Liabilities in Excess of Other Assets – (3.0)%	(2,227,635)

	TOTAL NET ASSETS – 100.0%	$74,760,189

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 16.19% of Net Assets.

[3]	Fair value under procedures established by the Board of Trustees, represents 1.29% of Net Assets.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$62,867,695	$53,101,103	$66,571,138	$47,548,128	$71,159,322

Gross unrealized appreciation	$6,191,142	$295,742	$2,389,655	$12,714,060	$11,965,721
Gross unrealized depreciation	(8,711,729)	(10,469,076)	(8,272,499)	(2,681,421)	(6,137,219)
Net unrealized appreciation/(depreciation) on investments	$(2,520,587)	$(10,173,334)	$(5,882,844)	$10,032,639	$5,828,502

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$15,186,780	$-	$-	$15,186,780
Communications	9,431,231	2,064,857	-	11,496,088
Consumer, Non-cyclical	19,533,464	-	-	19,533,464
Energy	3,530,295	-	-	3,530,295
Technology	2,597,616	-	-	2,597,616
Utilities	2,061,447	-	-	2,061,447
Short-Term Investments	5,941,418	-	-	5,941,418
Total Investments	$58,282,251	$2,064,857	$-	$60,347,108

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$0	$-
Bonds
Basic Materials	-	2,155,088	-	2,155,088
Communications	-	1,327,459	-	1,327,459
Consumer, Cyclical	-	1,422,878	-	1,422,878
Consumer, Non-cyclical	-	5,330,075	-	5,330,075
Diversified	-	719,209	-	719,209
Financial	-	5,812,012	-	5,812,012
Government	-	23,352,257	-	23,352,257
Utilities	-	366,291	-	366,291
Short-Term Investments	2,442,500	-	-	2,442,500
Total Investments	$2,442,500	$40,485,269	$0	$42,927,769

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$1,884,746	$-	$-	$1,884,746
Communications	16,517,199	2,104,241	-	18,621,440
Consumer, Cyclical	1,549,542	-	-	1,549,542
Consumer, Non-cyclical	16,126,135	-	-	16,126,135
Energy	6,813,518	-	-	6,813,518
Financial	3,921,296	-	-	3,921,296
Utilities	4,537,835	-	-	4,537,835
Short-Term Investments	7,233,782	-	-	7,233,782
Total Investments	$58,584,053	$2,104,241	$-	$60,688,294

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$1,455,201	$0	$1,455,201
Communications	-	1,104,704	-	1,104,704
Consumer, Cyclical	3,206,000	9,648,376	-	12,854,376
Consumer, Non-cyclical	2,927,711	18,021,239	-	20,948,950
Financial	3,296,885	6,906,687	-	10,203,572
Industrial	1,756,369	4,730,456	-	6,486,825
Technology	1,613,471	824,089	-	2,437,560
Warrants	2,092	-	-	2,092
Short-Term Investments	2,087,487	-	-	2,087,487
Total Investments	$14,890,015	$42,690,752	$0	$57,580,767

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$25,811,556	$-	$-	$25,811,556
Royalty Companies	15,653,960	1,280,770	-	16,934,730
Precious Metals Developmental	3,690,664	-	26,060	3,716,724
Precious Metals Exploration	10,422,607	9,172,556	-	19,595,163
Silver: Exploration and Mining	2,613,859	374,625	-	2,988,484
Diversified Exploration and Mining	2,224,630	316,096	-	2,540,726
Warrants
Royalty Companies	-	-	32,019	32,019
Diversified Exploration and Mining	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	25,743	-	-	25,743
Precious Metals Exploration	-	-	909,076	909,076
Purchased Call Options Contracts	18,850	-	-	18,850
Short-Term Investments	4,414,753	-	-	4,414,753
Total Investments	$64,876,622	$11,144,047	$967,155	$76,987,824

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. International Bond Fund and Gold Fund had no transfers between Levels at period end. Transfers between Level 1 and Level 2 in the International Value Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund relate to the use of systematic fair valuation and some foreign markets being closed on January 31, 2017. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to January 31, 2017, represented by recognizing the January 31, 2017 market value of securities:

	International Value Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
Transfers into Level 1	$289,696	$-	$2,829,753
Transfers out of Level 1	(2,064,857)	(2,104,241)	(1,540,909)
Net transfers in (out) of Level 1	$(1,775,161)	$(2,104,241)	$1,288,844

Transfers into Level 2	$2,064,857	$2,104,241	$1,540,909
Transfers out of Level 2	(289,696)	-	(2,829,753)
Net transfers in (out) of Level 2	$1,775,161	$2,104,241	$(1,288,844)

Transfers into Level 3	$-	$-	$-
Transfers out of Level 3	-	-	-
Net transfers in (out) of Level 3	$-	$-	$-

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Gold Fund – Common Stocks	Gold Fund - Warrants
Beginning balance October 31, 2016	$42,138	$596,559
Transfers into Level 3 during the period	-	177,258
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(16,078)	167,278
Net purchases	-	-
Net sales	-	-
Balance as of January 31, 2017	$26,060	$941,095

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2017:
	Fair Value January 31, 2017	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	$941,095	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$26,060	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Evrim Resources Corp.	$592,418	$-	$-	$-	$86,057	$678,475	$-
Medgold Resources Corp.	872,115	64,545	-	-	92,567	1,029,227	-
Metalla Royalty & Streaming Ltd.	-	747,049	-	-	533,721	1,280,770	-
Midland Exploration, Inc.	3,639,857	18,300	-	-	(305,866)	3,352,291	-
Miranda Gold Corp.	519,078	-	-	-	45,681	564,759	-
Tri Origin Exploration Ltd.	405,726	-	-	-	12,471	418,197	-
Total	$6,029,194	$829,894	$-	$-	$464,631	$7,323,719	$-

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Evrim Resources Corp.	2,943,000	-	-	2,943,000
Medgold Resources Corp.	6,156,666	540,000	-	6,696,666
Metalla Royalty & Streaming Ltd.	-	3,333,333	-	3,333,333
Midland Exploration, Inc.	4,520,500	23,600	-	4,544,100
Miranda Gold Corp.	7,736,000	-	-	7,736,000
Tri Origin Exploration Ltd.	9,070,000	-	-	9,070,000
Total	30,426,166	3,896,933	-	34,323,099

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/3/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/3/17

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/3/17

*	Print the name and title of each signing officer under his or her signature.